INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2017	2016

Raw materials, parts and supplies	$7,367	$6,461
Work in progress	10,300	6,541
Finished products	11,186	8,467

	$28,853	$21,469

b.	Inventory write-offs totaled $ 3,270, $ 4,833 and $ 2,054 in 2017, 2016 and 2015, respectively.